PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of Prepayment And Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 804	$ 1,618
Prepaid expenses	1,837	461
Other receivables	97	118
Others	291	1,090
Total	$ 3,029	$ 3,287